Solar Panel Manufacturing Business	12 Months Ended
Dec. 31, 2018
Restructuring [Abstract]
Solar Panel Manufacturing Business
SOLAR PANEL MANUFACTURING BUSINESS:
During the fourth quarter of 2016, due to anticipated prolonged volatility in the solar panel market, we made the decision to exit the solar panel manufacturing business, and terminated (prior to its scheduled expiration) a supply agreement pursuant to which we had made specific cash advances during 2015 to an Asia-based solar cell supplier (Solar Supplier). All such cash advances were repaid in full during 2017 (cash advances outstanding at December 31, 2016 — $12.5). Under this supply agreement, we also manufactured and sold completed solar panels to the Solar Supplier as a customer (discussed below).

In connection with our exit from this business, we wrote down the carrying values of our inventories and our solar panel manufacturing equipment during 2016 to then-recoverable amounts (see notes 6 and 16(a), respectively), and completed production of the final solar panels in the first quarter of 2017. During 2017, we recorded: (i) additional provisions of $0.9 in cost of sales, to further write down the carrying value of our remaining solar panel inventory to reflect lower prices obtained in then-current purchase orders, (ii) a provision of $0.5 in SG&A, to write down the carrying value of solar accounts receivable, primarily as a result of a solar customer's bankruptcy, and (iii) net impairment charges of $3.8 in other charges (through restructuring) to further write down the carrying value of our solar panel manufacturing equipment to its estimated fair value less costs of disposal, based on executed sales agreements (see note 16(a)). During the third quarter of 2017, we shipped all of our remaining solar panel inventory to customers, including to the Solar Supplier. As of December 31, 2017, we had $6.7 of outstanding solar accounts receivable, all from the Solar Supplier, which were repaid in full during 2018. During the second quarter of 2018, we completed the sale of our remaining solar equipment. In anticipation of such disposition, we paid $11.3 (including fees and accrued interest) to terminate and settle our outstanding lease obligations for this equipment in January 2018. See notes 8 and 12.